PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) as of October 31, 2025
Description	Shares	Value
Long-Term Investments 98.9%
Common Stocks
Aerospace & Defense 4.7%
General Electric Co.	7,034	$2,173,154
Northrop Grumman Corp.	2,352	1,372,275
		3,545,429
Banks 8.4%
Bank of America Corp.	21,819	1,166,226
Citigroup, Inc.	11,388	1,152,807
JPMorgan Chase & Co.	8,874	2,760,879
PNC Financial Services Group, Inc. (The)	6,630	1,210,306
		6,290,218
Biotechnology 4.1%
AbbVie, Inc.	11,092	2,418,499
Amgen, Inc.	2,104	627,897
		3,046,396
Building Products 2.4%
Johnson Controls International PLC	15,778	1,804,845
Capital Markets 3.8%
Goldman Sachs Group, Inc. (The)	2,426	1,915,012
Moody’s Corp.	1,880	902,964
		2,817,976
Chemicals 0.6%
Air Products & Chemicals, Inc.	1,993	483,482
Commercial Services & Supplies 0.5%
Republic Services, Inc.	1,679	349,635
Communications Equipment 2.9%
Cisco Systems, Inc.	29,315	2,143,220
Consumer Staples Distribution & Retail 2.7%
Walmart, Inc.	19,841	2,007,512
Diversified Telecommunication Services 4.3%
AT&T, Inc.	81,900	2,027,025
Verizon Communications, Inc.	29,261	1,162,832
		3,189,857
Electric Utilities 4.0%
Constellation Energy Corp.	2,627	990,379
Entergy Corp.	11,728	1,126,944
NextEra Energy, Inc.	10,403	846,804
		2,964,127
Electrical Equipment 1.9%
GE Vernova, Inc.	2,382	1,393,803

PGIM Jennison Rising Dividend Fund

PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Financial Services 3.0%
Apollo Global Management, Inc.	5,184	$644,423
Mastercard, Inc. (Class A Stock)	2,910	1,606,291
		2,250,714
Food Products 0.5%
Hershey Co. (The)	2,047	347,233
Ground Transportation 0.4%
Union Pacific Corp.	1,519	334,742
Health Care Equipment & Supplies 0.7%
Abbott Laboratories	4,085	504,988
Hotels, Restaurants & Leisure 1.9%
McDonald’s Corp.	1,243	370,948
Starbucks Corp.	12,685	1,025,836
		1,396,784
Independent Power & Renewable Electricity Producers 0.8%
Vistra Corp.	3,059	576,010
Industrial Conglomerates 2.9%
3M Co.	12,945	2,155,341
Insurance 1.6%
Chubb Ltd.	2,178	603,175
Marsh & McLennan Cos., Inc.	3,438	612,480
		1,215,655
Interactive Media & Services 4.0%
Alphabet, Inc. (Class A Stock)	4,238	1,191,683
Meta Platforms, Inc. (Class A Stock)	2,779	1,801,765
		2,993,448
IT Services 3.9%
International Business Machines Corp.	9,541	2,932,999
Leisure Products 1.7%
Hasbro, Inc.	16,950	1,293,454
Machinery 3.3%
Caterpillar, Inc.	2,884	1,664,818
Parker-Hannifin Corp.	1,062	820,745
		2,485,563
Metals & Mining 0.5%
Anglo American PLC (South Africa), ADR	18,289	349,137
Multi-Utilities 4.2%
CenterPoint Energy, Inc.(a)	26,812	1,025,291
NiSource, Inc.	38,729	1,630,878
Sempra	5,223	480,203
		3,136,372

PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels 7.4%
Cheniere Energy, Inc.	6,551	$1,388,812
Chevron Corp.	3,808	600,598
EQT Corp.	17,371	930,738
Shell PLC, ADR	10,330	773,924
TotalEnergies SE (France), ADR(a)	12,593	783,788
Williams Cos., Inc. (The)	18,018	1,042,702
		5,520,562
Personal Care Products 1.2%
Unilever PLC (United Kingdom), ADR	14,904	897,072
Pharmaceuticals 4.1%
AstraZeneca PLC (United Kingdom), ADR	18,271	1,505,530
Bristol-Myers Squibb Co.	8,547	393,760
Eli Lilly & Co.	1,382	1,192,473
		3,091,763
Residential REITs 1.1%
Mid-America Apartment Communities, Inc.	6,490	832,213
Semiconductors & Semiconductor Equipment 6.6%
Analog Devices, Inc.	1,590	372,267
Broadcom, Inc.	2,882	1,065,274
NVIDIA Corp.	7,929	1,605,543
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	5,223	1,569,146
Texas Instruments, Inc.	1,951	315,008
		4,927,238
Software 3.2%
Intuit, Inc.	845	564,080
Microsoft Corp.	3,533	1,829,422
		2,393,502
Specialty Retail 2.9%
Home Depot, Inc. (The)	963	365,545
Ross Stores, Inc.	4,820	765,995
TJX Cos., Inc. (The)	7,374	1,033,392
		2,164,932
Technology Hardware, Storage & Peripherals 2.7%
Apple, Inc.	7,542	2,039,131

Total Long-Term Investments (cost $49,990,972)		73,875,353

Short-Term Investments 3.5%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)	831,633	831,633

PGIM Jennison Rising Dividend Fund

PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (7-day effective yield 4.349%) (cost $1,767,934; includes $1,759,346 of cash collateral for securities on loan)(b)(wb)	1,769,178	$1,768,117

Total Short-Term Investments (cost $2,599,567)		2,599,750

TOTAL INVESTMENTS 102.4% (cost $52,590,539)		76,475,103
Liabilities in excess of other assets (2.4)%		(1,794,626)

Net Assets 100.0%		$74,680,477

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,711,952; cash collateral of $1,759,346 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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